Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2018
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2018